Pension and Other Postretirement Benefits (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
U.S. [Member]
Components of net periodic benefit cost:
Service cost	$ 0.3	$ 23.8
Interest cost	40.2	40.1
Recognized (gain) loss on curtailment		(2.4)
U.S. [Member] | Continuing operations [Member]
Components of net periodic benefit cost:
Service cost	0.3	19.1	15.5
Interest cost	40.2	32.2	31.7
Expected return on plan assets	(45.7)	(38.9)	(39.7)
Recognized net actuarial loss	8.50	16.20	7.60
Amortization of prior service cost	0.4	0.6	0.7
Recognized (gain) loss on curtailment		2.4
Recognized loss (gain) on settlement			0.7
Net periodic benefit cost	3.70	31.60	16.50
Int'l [Member]
Components of net periodic benefit cost:
Service cost	11.6	9.8
Interest cost	26.8	24.5
Int'l [Member] | Continuing operations [Member]
Components of net periodic benefit cost:
Service cost	10.5	8.6	10.9
Interest cost	26.3	23.8	25.0
Expected return on plan assets	(24.9)	(25.7)	(26.6)
Recognized net actuarial loss	4.00	2.30	2.00
Amortization of prior service cost	0.4	0.4	0.5
Amortization of transition asset	(0.5)	(0.5)	(0.6)
Recognized (gain) loss on curtailment	(0.2)	(0.9)
Recognized loss (gain) on settlement	(0.1)	0.4	0.2
Net periodic benefit cost	15.50	8.40	11.40
U.S. Postretirement Health Benefits [Member]
Components of net periodic benefit cost:
Service cost	1.3	1.5
Interest cost	1.7	1.9
U.S. Postretirement Health Benefits [Member] | Continuing operations [Member]
Components of net periodic benefit cost:
Service cost	1.3	1.2	0.8
Interest cost	1.7	1.6	1.6
Recognized net actuarial loss	1.90	1.30	1.20
Amortization of prior service cost	(2.5)	(1.6)	(1.6)
Net periodic benefit cost	$ 2.40	$ 2.50	$ 2.00